INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivative assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS
Carrying value	$ 470	$ 317
Non-current	305	235
Current	165	82
At fair value
FINANCIAL ASSETS
Carrying value	106	45
At fair value | Derivatives not designated as hedges
FINANCIAL ASSETS
Carrying value	20	11
At fair value | Derivatives designated as net investment hedges
FINANCIAL ASSETS
Carrying value	3	0
At fair value | Investments in debt instruments
FINANCIAL ASSETS
Carrying value	75	34
At fair value | Other
FINANCIAL ASSETS
Carrying value	8	0
At amortized cost
FINANCIAL ASSETS
Carrying value	364	272
At amortized cost | Security deposits and cash collateral
FINANCIAL ASSETS
Carrying value	325	256
At amortized cost | Other investments
FINANCIAL ASSETS
Carrying value	$ 39	$ 16